Offerings - Offering: 1	Jul. 09, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, US$0.0001
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit | $ / shares	0.97374
Maximum Aggregate Offering Price	$ 2,142,228
Fee Rate	0.01531%
Amount of Registration Fee	$ 328.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).